RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
3.	RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board (FASB) issued an update on fair value measurements called Accounting Standards Update (ASU) 2011-04 to achieve convergence in this area with the International Accounting Standards Board (IASB). The update, which requires prospective adoption for annual periods beginning after December 15, 2011, requires additional quantitative disclosure of significant unobservable inputs used for level 3 fair value measurements, additional qualitative sensitivity disclosure related to measurement uncertainty for level 3 fair value measurements, removes the concepts of “highest and best use” and “valuation premise” in the measurement of financial instruments and provides greater guidance surrounding premiums and discounts. The new guidance states that premiums and discounts may be considered in the fair value measurement of level 2 and level 3 financial instruments if certain conditions are met, including that market participants would consider these premiums or discounts when transacting for the asset or liability and that application of the premium or discount is consistent with the characteristics of the asset or liability being measured. The company assessed the impact of this update and determined that it had no impact on its consolidated financial statements or disclosures.

In September 2011, the FASB issued an update on multi-employer plans called ASU 2011-09. The update, which requires retrospective adoption for annual periods beginning after December 15, 2011, prescribes additional disclosure for multi-employer plans to enhance the transparency and quality of information regarding a reporting entity’s participation in such plans and the commitments and risks involved. The update has no impact on the accounting treatment of multi-employer plans other than requiring additional disclosure. The company adopted ASU 2011-09 in its consolidated financial statements for the year ended December 31, 2011 and provided the additional disclosure in note 14, Employee Future Benefits.